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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Short Term Bond Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 22.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2018-1 Class A2
01/17/2023	2.700%	4,410,000	4,366,913
American Credit Acceptance Receivables Trust(a)
Series 2017-2 Class A
07/13/2020	1.840%	389,089	388,959
Series 2017-3 Class A
03/10/2020	1.820%	552,276	551,867
Series 2017-4 Class A
07/10/2020	2.000%	3,768,290	3,760,081
AmeriCredit Automobile Receivables Trust
Series 2017-3 Class A2A
12/18/2020	1.690%	2,481,493	2,470,822
Ascentium Equipment Receivables Trust(a)
Series 2017-1A Class A2
07/10/2019	1.870%	1,605,743	1,602,429
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-1A Class A
07/20/2021	2.500%	10,930,000	10,767,806
Bank of the West Auto Trust(a)
Series 2017-1 Class A2
02/15/2021	1.780%	4,358,948	4,337,434
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
1-month USD LIBOR + 0.500% 07/15/2020	2.573%	5,205,000	5,205,268
Canadian Pacer Auto Receivables Trust(a)
Series 2017-1A Class A3
03/19/2021	2.050%	3,350,000	3,321,022
CarFinance Capital Auto Trust(a)
Series 2015-1A Class A
06/15/2021	1.750%	365,396	365,041
CarMax Auto Owner Trust
Series 2016-4 Class A2
11/15/2019	1.210%	377,386	377,074
CCG Receivables Trust(a)
Series 2017-1 Class A2
11/14/2023	1.840%	3,715,684	3,684,633
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/2028	2.110%	2,622,996	2,612,371
Series 2017-4A Class A1
11/15/2029	2.120%	5,940,000	5,861,684
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% 05/15/2029	2.523%	5,072,224	5,080,757
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A3
07/15/2021	1.640%	2,955,713	2,938,226
CNH Equipment Trust
Series 2016-C Class A2
02/18/2020	1.260%	1,338,575	1,336,852
Diamond Resorts Owner Trust(a)
Series 2013-2 Class A
05/20/2026	2.270%	1,303,840	1,302,614
DLL Securitization Trust(a)
Series 2017-A Class A3
12/15/2021	2.140%	4,900,000	4,830,501
DT Auto Owner Trust(a)
Series 2018-2A Class A
09/15/2021	2.840%	5,000,000	4,997,554
Enterprise Fleet Financing LLC(a)
Series 2016-1 Class A2
09/20/2021	1.830%	1,529,796	1,527,143
Series 2016-2 Class A2
02/22/2022	1.740%	1,808,367	1,801,063
Series 2017-1 Class A2
07/20/2022	2.130%	2,840,096	2,824,687
Series 2017-2 Class A2
01/20/2023	1.970%	5,929,687	5,886,427
Series 2017-3 Class A2
05/22/2023	2.130%	3,075,000	3,045,046
Exeter Automobile Receivables Trust(a)
Series 2016-3A Class A
11/16/2020	1.840%	593,693	592,575
Series 2017-3A Class A
12/15/2021	2.050%	1,906,725	1,896,379
Series 2018-1A Class A
05/17/2021	2.210%	3,196,654	3,186,525
First Investors Auto Owner Trust(a)
Series 2015-1A Class A3
11/16/2020	1.710%	196,944	196,831
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/2026	2.120%	11,440,000	11,285,765
Ford Credit Floorplan Master Owner Trust
Series 2017-2 Class A1
09/15/2022	2.160%	2,200,000	2,157,923
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/2021	1.950%	7,400,000	7,305,847
Columbia Short Term Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-1 Class A1
05/15/2022	2.070%	3,275,000	3,218,222
GMF Floorplan Owner Revolving Trust(a)
Series 2017-1 Class A1
01/18/2022	2.220%	4,615,000	4,564,491
GreatAmerica Leasing Receivables Funding LLC(a)
Series 2017-1 Class A2
04/22/2019	1.720%	1,200,338	1,198,672
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	5,170,430	5,151,230
Hertz Fleet Lease Funding LP(a),(b)
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.696%	8,536,859	8,547,099
Hertz Vehicle Financing II LP(a)
Series 2016-3A Class A
07/25/2020	2.270%	8,048,000	7,984,429
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	2,583,838	2,566,037
Series 2014-AA Class A
11/25/2026	1.770%	2,992,825	2,940,719
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/2019	1.560%	797,473	796,541
Kubota Credit Owner Trust(a)
Series 20 18-1A Class A2
02/16/2021	2.800%	3,375,000	3,372,605
Series 2017-1A Class A2
05/15/2020	1.660%	3,578,342	3,559,273
MMAF Equipment Finance LLC(a)
Series 2017-B Class A2
10/15/2020	1.930%	6,700,000	6,656,043
MVW Owner Trust(a)
Series 2014-1A Class A
09/22/2031	2.250%	1,145,385	1,121,157
Series 2015-1A Class A
12/20/2032	2.520%	2,182,165	2,133,035
Series 2016-1A Class A
12/20/2033	2.250%	3,076,120	2,993,568
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A1
02/18/2042	2.530%	3,675,791	3,647,321
Navient Student Loan Trust(a),(b)
Series 2016-3A Class A1
1-month USD LIBOR + 0.600% 06/25/2065	2.691%	225,990	226,082
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	1,620,436	1,616,854
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	201,348	199,591
Series 2017-A Class A
11/10/2030	1.870%	1,497,615	1,478,853
NextGear Floorplan Master Owner Trust(a)
Series 2017-2A Class A2
10/17/2022	2.560%	6,600,000	6,494,265
Nissan Auto Lease Trust
Series 2017-B Class A3
09/15/2020	2.050%	2,720,000	2,694,229
Nissan Master Owner Trust Receivables(b)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	2.383%	6,000,000	6,003,722
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	6,640	6,638
Prestige Auto Receivables Trust(a)
Series 2016-1A Class A3
06/15/2020	1.990%	2,098,192	2,095,683
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class A
06/17/2024	3.110%	6,408,858	6,403,322
Santander Drive Auto Receivables Trust
Series 2017-1 Class A2
02/18/2020	1.490%	54,722	54,700
Santander Retail Auto Lease Trust(a)
Series 2017-A Class A3
01/20/2021	2.220%	5,865,000	5,801,566
SCF Equipment Leasing LLC(a)
Series 2018-1A Class A2
10/20/2024	3.630%	9,150,000	9,156,809
Securitized Term Auto Receivables Trust(a)
Series 2017-1A Class A3
08/25/2020	1.890%	6,200,000	6,167,005
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	2,996,444	2,955,806
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/2045	3.830%	2,432,068	2,443,289
SLM Student Loan Trust(a),(b)
Series 2004-8A Class A5
3-month USD LIBOR + 0.500% 04/25/2024	2.860%	5,389,374	5,399,758

2	Columbia Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	2,672,964	2,639,463
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	1,937,480	1,928,698
SoFi Professional Loan Program LLC(a)
Series 2016-C Class A2A
05/26/2031	1.480%	1,279,423	1,274,687
Series 2017-A Class A2A
03/26/2040	1.550%	2,639,906	2,617,951
Series 2017-C Class A2A
07/25/2040	1.750%	1,749,427	1,734,510
Series 2017-F Class A1FX
01/25/2041	2.050%	2,956,612	2,930,590
Series 2018-A Class A2A
02/25/2042	2.390%	3,370,081	3,346,062
SVO VOI Mortgage LLC(a)
Series 2012-AA Class A
09/20/2029	2.000%	652,576	639,749
TCF Auto Receivables Owner Trust(a)
Series 2016-PT1A Class A
06/15/2022	1.930%	3,533,261	3,498,155
Verizon Owner Trust(a)
Series 2018-1A Class A1A
09/20/2022	2.820%	2,025,000	2,017,737
Volvo Financial Equipment Master Owner Trust(a),(b)
Series 2017-A Class A
1-month USD LIBOR + 0.500% 11/15/2022	2.573%	2,745,000	2,750,060
Westlake Automobile Receivables Trust(a)
Series 2016-3A Class A2
10/15/2019	1.420%	349,330	349,209
Series 2018-1A Class A2A
12/15/2020	2.240%	4,625,000	4,611,280
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	13,525,000	13,369,872
Total Asset-Backed Securities — Non-Agency (Cost $277,293,065)			275,222,756

Commercial Mortgage-Backed Securities - Agency 11.6%

Government National Mortgage Association
CMO Series 2012-142 Class A
05/16/2037	1.105%	5,535,707	5,369,029
CMO Series 2012-4 Class A
05/16/2040	2.120%	196,542	196,288
CMO Series 2012-58 Class A
01/16/2040	2.500%	8,761,641	8,659,338
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-89 Class A
01/16/2036	1.537%	1,165,762	1,154,787
CMO Series 2013-12 Class A
10/16/2042	1.410%	8,780,595	8,562,483
CMO Series 2013-126 Class AB
04/16/2038	1.540%	5,288,400	5,125,673
CMO Series 2013-17 Class AF
11/16/2043	1.210%	5,885,452	5,630,655
CMO Series 2013-17 Class AH
10/16/2043	1.558%	7,324,482	7,052,171
CMO Series 2013-194 Class AB
05/16/2038	2.250%	5,509,803	5,412,200
CMO Series 2013-2 Class AB
12/16/2042	1.600%	6,970,739	6,852,309
CMO Series 2013-30 Class A
05/16/2042	1.500%	5,101,268	4,909,574
CMO Series 2013-32 Class AB
01/16/2042	1.900%	4,544,074	4,426,944
CMO Series 2013-33 Class A
07/16/2038	1.061%	16,675,684	16,017,056
CMO Series 2013-35 Class A
02/16/2040	1.618%	5,819,057	5,607,782
CMO Series 2013-40 Class A
10/16/2041	1.511%	6,532,571	6,365,349
CMO Series 2013-45 Class A
10/16/2040	1.450%	3,127,097	3,047,387
CMO Series 2013-50 Class AH
06/16/2039	2.100%	8,580,184	8,404,208
CMO Series 2013-57 Class A
06/16/2037	1.350%	7,228,654	6,998,486
CMO Series 2013-61 Class A
01/16/2043	1.450%	8,562,143	8,212,246
CMO Series 2014-135 Class AD
08/16/2045	2.400%	2,389,114	2,349,171
CMO Series 2015-109 Class A
02/16/2040	2.528%	1,977,983	1,937,117
CMO Series 2015-78 Class A
06/16/2040	2.918%	3,860,663	3,809,452
CMO Series 2015-85 Class AF
05/16/2044	2.400%	4,468,319	4,383,690
Series 2011-20 Class A
04/16/2032	1.883%	13,404	13,385
Series 2013-118 Class AC
06/16/2036	1.700%	3,481,828	3,403,200

Columbia Short Term Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c)
CMO Series 2015-71 Class DA
09/16/2049	2.134%	5,261,709	5,102,608
Total Commercial Mortgage-Backed Securities - Agency (Cost $144,217,627)			139,002,588

Commercial Mortgage-Backed Securities - Non-Agency 3.7%

CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	2,570,835	2,519,038
Colony Multifamily Mortgage Trust(a)
Series 2014-1 Class A
04/20/2050	2.543%	758,885	755,330
COMM Mortgage Trust
Series 2014-CR19 Class A2
08/10/2047	2.965%	2,541,235	2,542,870
Commercial Mortgage Trust
Series 2013-CR10 Class A2
08/10/2046	2.972%	1,274,279	1,274,853
Series 2013-CR6 Class A2
03/10/2046	2.122%	1,641,402	1,640,187
Series 2014-CR15 Class A2
02/10/2047	2.928%	5,944,194	5,945,573
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% 07/17/2037	2.834%	5,725,000	5,721,517
Invitation Homes Trust(a),(b)
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% 07/17/2037	3.000%	6,300,000	6,300,000
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 Class A1
08/15/2047	1.551%	310,986	310,560
Series 2016-C29 Class A1
05/15/2049	1.597%	2,872,150	2,824,096
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A1
10/10/2048	1.345%	5,164,043	5,033,677
UBS Commercial Mortgage Trust
Series 2012-C1 Class AAB
05/10/2045	3.002%	7,409,250	7,399,601
Wells Fargo Commercial Mortgage Trust
Series 2016-C33 Class A1
03/15/2059	1.775%	2,395,450	2,362,184
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $45,072,393)			44,629,486

Corporate Bonds & Notes 34.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
General Dynamics Corp.
05/11/2021	3.000%	3,775,000	3,762,376
L-3 Communications Corp.
02/15/2021	4.950%	4,000,000	4,115,080
Total			7,877,456
Automotive 0.9%
Ford Motor Credit Co. LLC
01/15/2021	3.200%	6,000,000	5,932,302
Toyota Motor Credit Corp.(b)
3-month USD LIBOR + 0.280% 04/13/2021	2.622%	4,370,000	4,369,970
Total			10,302,272
Banking 10.4%
American Express Co.(b)
3-month USD LIBOR + 0.525% 05/17/2021	2.846%	4,415,000	4,425,569
ANZ New Zealand International Ltd.(a)
01/22/2021	2.750%	4,000,000	3,933,268
Bank of America Corp.
04/19/2021	2.625%	6,000,000	5,893,554
Bank of Montreal(b)
3-month USD LIBOR + 0.460% 04/13/2021	2.802%	4,500,000	4,508,113
Bank of New York Mellon Corp. (The)
08/17/2020	2.600%	3,610,000	3,574,687
Bank of Nova Scotia (The)(b)
3-month USD LIBOR + 0.440% 04/20/2021	2.799%	4,385,000	4,389,942
Barclays Bank PLC
01/11/2021	2.650%	4,025,000	3,934,184
BB&T Corp.(b)
3-month USD LIBOR + 0.530% 05/01/2019	2.888%	3,000,000	3,007,848
Capital One Financial Corp.(b)
3-month USD LIBOR + 0.760% 05/12/2020	3.115%	4,200,000	4,220,739
Citibank NA
06/12/2020	2.100%	7,000,000	6,854,729
Discover Bank
08/09/2021	3.200%	4,000,000	3,945,344
Fifth Third Bank
10/30/2020	2.200%	3,650,000	3,567,616
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.160% 04/23/2020	3.522%	7,090,000	7,187,509

4	Columbia Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC
04/05/2021	5.100%	4,000,000	4,179,160
ING Bank NV(a),(b)
3-month USD LIBOR + 1.130% 03/22/2019	3.462%	2,940,000	2,960,089
JPMorgan Chase & Co.
06/23/2020	2.750%	8,000,000	7,933,928
KeyBank NA
06/15/2021	3.350%	3,000,000	3,004,746
Lloyds Bank PLC
05/07/2021	3.300%	4,000,000	3,988,220
Manufacturers & Traders Trust Co.
02/06/2020	2.100%	3,000,000	2,951,826
Morgan Stanley
01/27/2020	2.650%	5,930,000	5,887,381
PNC Bank NA
01/22/2021	2.500%	5,000,000	4,916,940
Regions Financial Corp.
02/08/2021	3.200%	3,000,000	2,985,945
Royal Bank of Canada(b)
3-month USD LIBOR + 0.390% 04/30/2021	2.749%	4,145,000	4,146,882
Synovus Financial Corp.
11/01/2022	3.125%	3,800,000	3,638,546
Toronto-Dominion Bank (The)(b)
3-month USD LIBOR + 0.430% 06/11/2021	2.756%	5,000,000	4,998,045
US Bank NA(b)
3-month USD LIBOR + 0.320% 04/26/2021	2.682%	4,000,000	4,000,700
Wells Fargo & Co.(b)
3-month USD LIBOR + 0.880% 07/22/2020	3.242%	7,000,000	7,067,151
Westpac Banking Corp.
03/06/2020	2.150%	3,539,000	3,484,521
Total			125,587,182
Cable and Satellite 0.5%
Comcast Corp.
03/01/2020	5.150%	3,000,000	3,094,650
Sky PLC(a)
09/16/2019	2.625%	3,000,000	2,979,372
Total			6,074,022
Chemicals 0.9%
Celanese U.S. Holdings LLC
06/15/2021	5.875%	3,425,000	3,627,517
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eastman Chemical Co.
01/15/2020	2.700%	3,000,000	2,981,019
LyondellBasell Industries NV
04/15/2019	5.000%	3,900,000	3,938,957
Total			10,547,493
Construction Machinery 0.6%
Caterpillar Financial Services Corp.
09/04/2020	1.850%	4,000,000	3,899,144
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.240% 03/12/2021	2.566%	3,700,000	3,699,445
Total			7,598,589
Diversified Manufacturing 1.0%
General Electric Co.(b)
3-month USD LIBOR + 0.800% 04/15/2020	3.148%	5,350,000	5,381,661
Honeywell International, Inc.
10/30/2019	1.400%	3,000,000	2,948,397
United Technologies Corp.
11/01/2019	1.500%	4,000,000	3,932,300
Total			12,262,358
Electric 2.7%
American Electric Power Co., Inc.
11/13/2020	2.150%	4,000,000	3,901,248
Dominion Resources, Inc.
03/15/2021	4.450%	4,055,000	4,158,569
Emera U.S. Finance LP
06/15/2019	2.150%	2,700,000	2,671,288
Exelon Corp.
06/15/2020	2.850%	3,595,000	3,565,747
Nevada Power Co.
04/15/2020	2.750%	3,900,000	3,887,766
NextEra Energy Capital Holdings, Inc.
04/01/2019	2.300%	3,800,000	3,782,961
Progress Energy, Inc.
01/15/2021	4.400%	4,000,000	4,088,404
Southern Co. (The)
07/01/2021	2.350%	4,000,000	3,890,696
WEC Energy Group, Inc.
06/15/2021	3.375%	3,000,000	3,009,549
Total			32,956,228
Food and Beverage 1.7%
Anheuser-Busch InBev Finance, Inc.
02/01/2021	2.650%	6,000,000	5,914,626

Columbia Short Term Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellation Brands, Inc.
05/01/2021	3.750%	3,000,000	3,027,642
Diageo Capital PLC
07/15/2020	4.828%	3,000,000	3,101,484
Kraft Heinz Foods Co.
06/15/2021	3.375%	3,000,000	3,005,124
Molson Coors Brewing Co.
07/15/2021	2.100%	2,905,000	2,785,546
PepsiCo, Inc.(b)
3-month USD LIBOR + 0.590% 02/22/2019	2.919%	3,000,000	3,011,523
Total			20,845,945
Health Care 1.6%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	3.209%	4,000,000	4,007,096
Cardinal Health, Inc.
12/15/2020	4.625%	2,655,000	2,729,690
CVS Health Corp.
03/09/2021	3.350%	3,570,000	3,566,609
Express Scripts Holding Co.
02/25/2021	3.300%	3,000,000	2,983,260
McKesson Corp.
03/15/2019	2.284%	3,250,000	3,237,852
Medtronic, Inc.
03/15/2020	2.500%	3,000,000	2,978,199
Total			19,502,706
Healthcare Insurance 0.9%
Aetna, Inc.
03/15/2019	2.200%	3,462,000	3,443,714
Anthem, Inc.
08/15/2021	3.700%	3,300,000	3,323,621
UnitedHealth Group, Inc.
06/15/2021	3.150%	4,400,000	4,402,697
Total			11,170,032
Independent Energy 0.6%
Canadian Natural Resources Ltd.
11/15/2021	3.450%	3,484,000	3,478,826
Woodside Finance Ltd.(a)
05/10/2021	4.600%	3,000,000	3,068,031
Total			6,546,857
Integrated Energy 0.7%
BP Capital Markets PLC
02/13/2020	2.315%	4,800,000	4,752,845
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chevron Corp.(b)
3-month USD LIBOR + 0.210% 03/03/2020	2.531%	4,000,000	4,009,848
Total			8,762,693
Life Insurance 1.1%
American International Group, Inc.
03/01/2021	3.300%	3,000,000	2,997,720
Metropolitan Life Global Funding I(a)
09/15/2021	1.950%	4,000,000	3,829,144
Principal Life Global Funding II(a)
11/19/2020	2.625%	3,825,000	3,767,728
Prudential Financial, Inc.
06/21/2020	5.375%	3,000,000	3,127,389
Total			13,721,981
Media and Entertainment 0.6%
21st Century Fox America, Inc.
08/15/2020	5.650%	3,345,000	3,506,025
Discovery Communications LLC(a)
06/15/2020	2.800%	2,460,000	2,427,764
Thomson Reuters Corp.
10/15/2019	4.700%	637,000	648,440
Total			6,582,229
Midstream 1.0%
Enterprise Products Operating LLC
02/15/2022	4.050%	3,850,000	3,923,427
Kinder Morgan Energy Partners LP
03/01/2021	3.500%	4,000,000	3,991,824
Williams Partners LP
03/15/2022	3.600%	4,000,000	3,981,292
Total			11,896,543
Natural Gas 0.3%
Sempra Energy(b)
3-month USD LIBOR + 0.450% 03/15/2021	2.791%	3,692,000	3,694,795
Pharmaceuticals 2.5%
AbbVie, Inc.
05/14/2020	2.500%	3,000,000	2,941,524
Allergan, Inc.
09/15/2020	3.375%	4,000,000	3,998,848
Amgen, Inc.
05/11/2022	2.650%	3,925,000	3,807,191
Baxalta, Inc.
06/23/2020	2.875%	3,300,000	3,262,363

6	Columbia Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
03/01/2022	1.950%	4,220,000	4,028,961
Johnson & Johnson(b)
3-month USD LIBOR + 0.270% 03/01/2019	2.570%	3,000,000	3,006,081
Merck & Co., Inc.
01/15/2021	3.875%	3,000,000	3,060,915
Pfizer, Inc.
12/15/2019	1.700%	3,000,000	2,957,325
Roche Holdings, Inc.(a),(b)
3-month USD LIBOR + 0.340% 09/30/2019	2.674%	3,000,000	3,011,646
Total			30,074,854
Property & Casualty 1.0%
Berkshire Hathaway Finance Corp.(b)
3-month USD LIBOR + 0.690% 03/15/2019	3.031%	4,000,000	4,017,340
Chubb INA Holdings, Inc.
11/03/2020	2.300%	4,000,000	3,929,636
Hartford Financial Services Group, Inc. (The)
01/15/2019	6.000%	3,500,000	3,558,513
Total			11,505,489
Railroads 0.2%
CSX Corp.
06/01/2021	4.250%	2,375,000	2,435,306
Refining 0.3%
Marathon Petroleum Corp.
03/01/2021	5.125%	3,000,000	3,125,907
Retail REIT 0.5%
Kimco Realty Corp.
05/01/2021	3.200%	3,470,000	3,446,793
Simon Property Group LP
09/01/2020	2.500%	3,125,000	3,078,453
Total			6,525,246
Retailers 0.5%
Lowe’s Companies, Inc.(b)
3-month USD LIBOR + 0.420% 09/10/2019	2.747%	3,000,000	3,011,802
Walmart, Inc.
06/23/2021	3.125%	3,050,000	3,064,000
Total			6,075,802
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.0%
Apple, Inc.(b)
3-month USD LIBOR + 0.300% 05/06/2019	2.663%	4,500,000	4,512,033
Broadcom Corp./Cayman Finance Ltd.
01/15/2022	3.000%	4,000,000	3,890,140
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.500% 03/01/2019	2.800%	4,000,000	4,013,616
Microsoft Corp.
02/06/2020	1.850%	3,500,000	3,455,210
Oracle Corp.
07/15/2020	3.875%	3,600,000	3,668,141
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.450% 05/20/2020	2.781%	4,065,000	4,104,565
Total			23,643,705
Transportation Services 0.3%
ERAC U.S.A. Finance LLC(a)
10/15/2019	2.350%	2,079,000	2,057,497
10/01/2020	5.250%	2,000,000	2,080,368
Total			4,137,865
Wirelines 1.4%
AT&T, Inc.
02/17/2021	2.800%	4,855,000	4,775,601
Deutsche Telekom International Finance BV(a)
01/19/2022	2.820%	2,850,000	2,770,793
Orange SA
07/08/2019	5.375%	3,000,000	3,073,878
Telefonica Emisiones SAU
04/27/2020	5.134%	2,869,000	2,961,930
Verizon Communications, Inc.
03/15/2022	2.946%	3,500,000	3,428,723
Total			17,010,925
Total Corporate Bonds & Notes (Cost $424,291,809)			420,464,480

Foreign Government Obligations(d) 1.0%

Canada 0.7%
Province of Ontario
05/21/2020	1.875%	4,000,000	3,930,608
Province of Quebec
07/29/2020	3.500%	4,000,000	4,056,896
Total			7,987,504

Columbia Short Term Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2018 (Unaudited)
Foreign Government Obligations(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.3%
Petroleos Mexicanos
03/13/2022	5.375%	4,000,000	4,097,752
Total Foreign Government Obligations (Cost $12,154,338)			12,085,256

Inflation-Indexed Bonds 3.0%

United States 3.0%
U.S. Treasury Inflation-Indexed Bond
04/15/2021	0.125%	36,841,387	36,279,607
Total Inflation-Indexed Bonds (Cost $36,633,085)			36,279,607

Residential Mortgage-Backed Securities - Agency 1.1%

Federal Home Loan Mortgage Corp.
10/01/2018- 09/01/2022	5.500%	1,020,919	1,046,445
03/01/2019- 10/01/2024	4.500%	880,053	909,589
06/01/2021- 07/01/2026	3.500%	318,494	322,294
08/01/2021- 10/01/2021	6.000%	178,557	182,667
11/01/2021- 07/01/2025	5.000%	1,510,308	1,559,474
05/01/2024- 07/01/2026	4.000%	1,598,207	1,643,282
Federal Home Loan Mortgage Corp.(e)
07/01/2026- 09/01/2026	3.500%	131,965	133,538
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.223% 03/01/2034	3.903%	161,661	170,169
12-month USD LIBOR + 1.735% 07/01/2036	3.485%	7,372	7,763
12-month USD LIBOR + 0.017% 08/01/2036	3.721%	71,332	74,612
12-month USD LIBOR + 0.018% 12/01/2036	3.515%	21,141	21,955
Federal National Mortgage Association
05/01/2021- 10/01/2024	5.500%	2,671,535	2,783,769
07/01/2022- 08/01/2024	5.000%	894,244	920,517
03/01/2024- 02/01/2027	4.000%	3,671,868	3,770,056
12/01/2025- 09/01/2026	3.500%	16,529	16,737
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.413% 07/01/2033	3.913%	26,892	27,038
12-month USD LIBOR + 1.830% 04/01/2036	4.152%	22,920	24,042
12-month USD LIBOR + 1.783% 09/01/2037	3.533%	34,838	35,639
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	5.178%	17,533	18,293
Federal National Mortgage Association(f)
CMO Series G-15 Class A
06/25/2021	0.000%	986	967
Government National Mortgage Association(b)
1-year CMT + 1.500% 07/20/2018	3.000%	78	78
1-year CMT + 1.500% 03/20/2030	3.375%	19,439	20,084
Government National Mortgage Association
09/20/2021	6.000%	19,786	19,961
Total Residential Mortgage-Backed Securities - Agency (Cost $13,700,893)			13,708,969

Residential Mortgage-Backed Securities - Non-Agency 3.7%

AMRESCO Residential Securities Corp. Mortgage Loan Trust(b)
CMO Series 1998-3 Class A7
1-month USD LIBOR + 0.480% 07/25/2028	2.571%	14,774	14,785
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	1,595,214	1,586,328
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	3,173,735	3,198,103
Cityscape Home Equity Loan Trust(g),(h),(i)
CMO Series 1997-C Class A3
07/25/2028	0.000%	607,537	1
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	558,237	558,359
COLT Mortgage Loan Trust(a),(c)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	1,554,751	1,549,553
CMO Series 2017-1 Class A1
05/27/2047	2.614%	2,678,854	2,602,605
CMO Series 2018-2 Class A1
07/27/2048	3.470%	2,694,544	2,694,625
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2009-9R Class 12A1
08/26/2035	3.463%	768,072	770,818

8	Columbia Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mill City Mortgage Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	3,502,537	3,432,032
Residential Funding Mortgage Securities II(b)
CMO Series 2003-HS3 Class A2B (NPFGC)
1-month USD LIBOR + 0.290% 08/25/2033	2.381%	661	658
Towd Point Mortgage Trust(a)
CMO Series 2015-4 Class A1
04/25/2055	3.500%	3,595,915	3,596,252
CMO Series 2015-6 Class A1
04/25/2055	3.500%	5,967,025	5,963,396
CMO Series 2016-2 Class A1
08/25/2055	3.000%	5,968,886	5,893,061
CMO Series 2016-3 Class A1
04/25/2056	2.250%	2,947,499	2,878,903
CMO Series 2017-1 Class A1
10/25/2056	2.750%	3,106,649	3,056,934
CMO Series 2017-4 Class A1
06/25/2057	2.750%	4,124,465	4,040,975
Series 2015-3 Class A1B
03/25/2054	3.000%	979,236	972,203
Verus Securitization Trust(a),(c)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	2,122,714	2,116,222
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $46,303,253)			44,925,813

U.S. Government & Agency Obligations 6.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
01/17/2020	1.500%	43,475,000	42,770,444
Federal National Mortgage Association
05/06/2021	1.250%	30,100,000	28,969,113
Morocco Government AID Bond(b),(g),(i)
6-month USD LIBOR + 0.000% 05/01/2023	1.250%	425,000	414,800
Total U.S. Government & Agency Obligations (Cost $72,823,636)			72,154,357

U.S. Treasury Obligations 11.1%

U.S. Treasury
04/30/2021	1.375%	137,575,000	132,965,668
Total U.S. Treasury Obligations (Cost $133,874,914)			132,965,668

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(j),(k)	9,541,378	9,541,378
Total Money Market Funds (Cost $9,540,424)		9,541,378
Total Investments in Securities (Cost: $1,215,905,437)		1,200,980,358
Other Assets & Liabilities, Net		2,286,099
Net Assets		1,203,266,457

At June 30, 2018, securities and/or cash totaling $112,661 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	245	09/2018	USD	51,962,508	18,639	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(125)	09/2018	USD	(14,221,400)	—	(68,616)
Columbia Short Term Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $322,439,496, which represents 26.80% of net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2018.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.
(d)	Principal and interest may not be guaranteed by the government.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2018, the value of these securities amounted to $414,801, which represents 0.03% of net assets.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2018, the value of these securities amounted to $1, which represents less than 0.01% of net assets.
(i)	Valuation based on significant unobservable inputs.
(j)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	3,594,249	111,459,442	(105,512,313)	9,541,378	2,908	954	61,198	9,541,378
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
10	Columbia Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	275,222,756	—	—	275,222,756
Commercial Mortgage-Backed Securities - Agency	—	139,002,588	—	—	139,002,588
Commercial Mortgage-Backed Securities - Non-Agency	—	44,629,486	—	—	44,629,486
Corporate Bonds & Notes	—	420,464,480	—	—	420,464,480
Foreign Government Obligations	—	12,085,256	—	—	12,085,256
Inflation-Indexed Bonds	—	36,279,607	—	—	36,279,607
Residential Mortgage-Backed Securities - Agency	—	13,708,969	—	—	13,708,969
Residential Mortgage-Backed Securities - Non-Agency	—	44,925,812	1	—	44,925,813
U.S. Government & Agency Obligations	—	71,739,557	414,800	—	72,154,357
U.S. Treasury Obligations	132,965,668	—	—	—	132,965,668
Money Market Funds	—	—	—	9,541,378	9,541,378
Total Investments in Securities	132,965,668	1,058,058,511	414,801	9,541,378	1,200,980,358
Investments in Derivatives
Asset
Futures Contracts	18,639	—	—	—	18,639
Liability
Futures Contracts	(68,616)	—	—	—	(68,616)
Total	132,915,691	1,058,058,511	414,801	9,541,378	1,200,930,381
See the Portfolio of Investments for all investment classifications not indicated in the table.
Columbia Short Term Bond Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and U.S. Government and Agency Obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
12	Columbia Short Term Bond Fund | Quarterly Report 2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 17, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 17, 2018